Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Schedule of other non-current assets

	2020	2019
Security deposits	$1,888	$1,956
Deferred offering costs	3,711	—
Total other non-current assets	$5,599	$1,956